Financial Instruments (Details 11) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Financial Assets [Abstract]
Current Assets Contracts In Respect Of Forward Transactions	$ 1,493	$ 9,999
Other Non Current Financial Assets [Abstract]
Non Current Assets Interest Rate Swaps	89,143	7,456
Assets	3,533,367	2,835,340
Other Current Financial Liabilities [Abstract]
Current Transactions To Peg Electricity Prices Swap Contract For Difference	(50,255)	(31,352)
Current Liabilities Contracts In Respect Of Forward Transactions		(8,831)
Current financial liabilities at fair value through profit or loss [abstract]
Current Performance-based Contingent Consideration Under Earn Out	(52,972)	(61,362)
Non-current financial liabilities at fair value through profit or loss [abstract]
Liabilities	(2,483,333)	(2,077,959)
Other Financial Instruments [Member]
Other Financial Assets [Abstract]
Current Assets Contracts In Respect Of Forward Transactions	1,493	9,999
Other Non Current Financial Assets [Abstract]
Loans To Non Controlling Interests	5,253	6,105
Non Current Assets Interest Rate Swaps	89,143	7,456
Assets	95,889	23,560
Other Current Financial Liabilities [Abstract]
Current Transactions To Peg Electricity Prices Swap Contract For Difference	(50,255)	(16,052)
Current Liabilities Contracts In Respect Of Forward Transactions	0	(11,550)
Current financial liabilities at fair value through profit or loss [abstract]
Current Performance-based Contingent Consideration Under Earn Out	(35,282)	(14,567)
Other Non Current Financial Liabilities [Abstract]
Transactions to peg electricity prices swap (CFD differences contract)	0	(15,300)
Non-current financial liabilities at fair value through profit or loss [abstract]
Non Current Liability In Respect Of Deferred Consideration Arrangement	(2,584)	(2,956)
Non Current Performance Based Contingent Consideration Under Earn Out	(45,484)	(74,996)
Liabilities	$ (133,605)	$ (135,421)